Credit impairment charges and other provisions	12 Months Ended
Dec. 31, 2018
Credit impairment charges and other provisions
Credit impairment charges and other provisions

The notes included in this section focus on the results and performance of the Barclays Bank Group. Information on the segmental performance, income generated, expenditure incurred, tax, and dividends are included here. For further detail on performance, please see Strategic Report on page 00.

Critical accounting estimates and judgements

	2018			2017[a]			2016[a]
	Impairment Charges	Recoveries[b]	Total	Impairment Charges	Recoveries[b]	Total	Impairment Charges	Recoveries[b]	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m
Loans and advances	774	(86)	688	1,724	(188)	1,536	1,641	(194)	1,447
Provision for undrawn contractually committed facilities and guarantees provided	(48)	-	(48)	14	-	14	9	-	9
Loans impairment	726	(86)	640	1,738	(188)	1,550	1,650	(194)	1,456
Cash collateral and Settlement balances	(1)	-	(1)	-	-	-	-	-	-
Financial investments	-	-	-	3	-	3	21	-	21
Financial instruments at fair value through OCI	4	-	4	-	-	-	-	-	-
Credit impairment charges and other provisions[c]	729	(86)	643	1,741	(188)	1,553	1,671	(194)	1,477

Notes

a 2017 and 2016 numbers are presented on an IAS 39 basis

b Cash recoveries of previously written off amounts

c Barclays Bank PLC transferred its UK banking business on 1 April 2018 to Barclays Bank UK PLC. Results relating to the UK banking business for the three months ended 31 March 2018 (Impairment charges: £217m and recoveries: £16m) and for the twelve months ended 31 December 2017 (Impairment charges: £929m and recoveries: £146m) and 31 December 2016 (Impairment charges: £1,067m and recoveries: £171m) have been reported as discontinued operations

The movement in gross exposures and impairment allowance for loans and advances at amortised cost table under IFRS 9 is presented on Page xx in the Credit Risk section. The prior year comparative table for movement in allowance under IAS 39 is presented below.

Movements in allowance for impairment by asset class
	At beginningof year	Acquisitionsanddisposals	Unwind ofdiscount	Exchangeand otheradjustments	Amountswritten off	Recoveries	Amountscharged toincomestatement	Balance at31 December
Barclays Bank Group	£m	£m	£m	£m	£m	£m	£m	£m
2017
Home loans	467	-	(5)	(4)	(29)	-	29	458
Credit cards, unsecured and other retail lending	3,060	-	(43)	(223)	(2,042)	252	2,051	3,055
Corporate loans	1,093	(5)	-	(13)	(258)	82	240	1,139
Total impairment allowance	4,620	(5)	(48)	(240)	(2,329)	334	2,320	4,652

Write-offs subject to enforcement activity

The contractual amount outstanding on financial assets that were written off during the period ended 31 December 2018 and that are still subject to enforcement activity is £1,152m. This is lower than the write-offs presented in the movement in gross exposures and impairment allowance table due to assets sold during the year post write-offs and post write-off recoveries.

Modification of financial assets

Financial assets of £784m were subject to non-substantial modification during the period, with a resulting loss of £19m. The gross carrying amount at 31 December 2018 of financial assets for which the loss allowance has changed to a 12 month ECL during the year amounts to £114m.